Trade accounts payable and others (Tables)	12 Months Ended
Jun. 30, 2019
Trade Accounts Payable and Others [Abstract]
Schedule of trade accounts payable and others
	Note	2019	2018
Trade accounts payable	14.1	63,959	48,518
Taxes payable		7,443	6,142
Dividends payable		42,060	30,008
Advances to customers		5,707	21,201
Other liabilities		34	576
Total current		119,203	106,445

Taxes payable		19,451	11,298
Total noncurrent		19,451	11,298

Schedule of balance of trade accounts payable
	2019	2018
Raw materials and services	37,710	25,859
Operating lease transactions with third parties	26,249	22,659
	63,959	48,518